UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form





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1.   Name and address of issuer:   O'Shaughnessy Funds, Inc.
                                   35 Mason Street
                                   Greenwich, CT 06830


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): :



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3.   Investment Company Act File Number:     811-07695


     Securities Act File Number:             333-7595

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     4(a). Last day of fiscal year for which this Form is filed: 9/30/98



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4(b).9 Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 9 Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          year pursuant sold during the
          fiscal to section 24(f):                                  $181,442,960
                                                             -------------------

     (ii) Aggregate  price of securities
          redeemed or  repurchased
          during the fiscal year:             $121,888,234
                                       -------------------

     (iii)Aggregate  price of securities
          redeemed or  repurchased during
          any prior  fiscal year ending no
          earlier  than  October 11, 1995
          that were not  previously  used
          to  reduce  registration  fees
          payable  to the Commission:                  $0
                                       -------------------

     (iv) Total available  redemption
          credits [add Items 5(ii) and
          5(iii)]:                                                  $121,888,234
                                                             -------------------

     (v)  Net  sales - if Item  5(i) is
          greater  than  Item  5(iv)
          [subtract   Item   5(iv)
          from   Item   5(i)]:                                       $59,554,726
                                                             -------------------

     (vi) Redemption Credits available
          for use in future years - if
          Item 5(i) is less  than  Item  5(iv)
          [subtract  Item  5(iv)
          from  Item  5(i)]:                           $0
                                      -------------------


     (vii)Multiplier   for   determining
          registration   fee
          (See Instruction C.9):                                      0.00027800
                                                             -------------------

     (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                               $16,556.21
                                                             -------------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii)plus line7]:

                                   $16,556.21


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

     Date:12/3/98                                    CIK Number: 0001017953

     Method of Delivery:      |x|  Wire Transfer
                              | |  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* _____________________________________________________
                           Thomas W. Marschel, Assistant Treasurer

Date       December 1, 1998

   *Please print the name and title of the signing officer below the signature